Restructuring, Impairment and Plant Closing and Transition Costs - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended			36 Months Ended
	May 31, 2021	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025
Restructuring, impairment and plant closing costs
Restructuring and related cost accelerated depreciation			$ 2,000,000	$ 5,000,000	$ 32,000,000
Restructuring and related costs cash charges			22,000,000	21,000,000	25,000,000
Proceeds from sale of businesses/assets			56,000,000	10,000,000	6,000,000
(Gain) Loss on disposal of assets			44,000,000	(10,000,000)	5,000,000
Performance Additives
Restructuring, impairment and plant closing costs
Proceeds from divestiture of businesses	$ 6,000,000
Loss on disposition of business	$ (2,000,000)
Pori, Finland | Titanium Dioxide
Restructuring, impairment and plant closing costs
Plant shut down costs				37,000,000
Selling, General And Administrative Expenses Reduction
Restructuring, impairment and plant closing costs
Restructuring expense			2,000,000
Facility closing | Duisburg, Germany | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring expense			0	10,000,000	30,000,000
Restructuring and related cost accelerated depreciation				20,000,000
Employee benefits				10,000,000
Restructuring and related costs cash charges				10,000,000
Restructuring reserve other non-cash charges (credits) net				20,000,000
Facility closing | South Africa | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring expense			0	0	1,000,000
Proceeds from sale of businesses/assets		$ 6,000,000
(Gain) Loss on disposal of assets		$ 6,000,000
Facility closing | Calais, France | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring expense			5,000,000	9,000,000	5,000,000
Plant shut down costs			5,000,000
Additional restructuring charges remaining			8,000,000
Facility closing | Pori, Finland | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring expense			18,000,000	49,000,000	19,000,000
Restructuring and related cost accelerated depreciation			2,000,000	5,000,000	12,000,000
Employee benefits				2,000,000	2,000,000
Restructuring and related costs cash charges				7,000,000	7,000,000
Restructuring reserve other non-cash charges (credits) net				5,000,000	12,000,000
Plant shut down costs			12,000,000
Additional restructuring charges remaining			27,000,000
Restructuring and related cost incurred cost			14,000,000	12,000,000
Minimal annual quantities and termination fee			4,000,000
Accrued liabilities			16,000,000
Liabilities noncurrent			$ 19,000,000
Write off of other assets				$ 5,000,000	$ 5,000,000
Facility closing | Pori, Finland | Titanium Dioxide | Forecast
Restructuring, impairment and plant closing costs
Restructuring and related cost accelerated depreciation						$ 1,000,000
Employee benefits						2,000,000
Restructuring and related costs cash charges						25,000,000
Restructuring reserve other non-cash charges (credits) net						2,000,000
Plant shut down costs						23,000,000
Write off of other assets						$ 1,000,000